Performance Management - Advisors Capital International ETF Fund	May 11, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Past performance provides some indication of the risks of investing in the Fund. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus.

Performance data current to the most recent month end may be obtained by calling 1-888-247-3841.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Performance One Year or Less [Text]	There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus.
Performance Availability Phone [Text]	1-888-247-3841